UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO

SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2026 to June 30, 2026

Date of Report (Date of earliest event reported) August 11, 2026

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0002132051

Ilya Fridman (516) 445-1891

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:_______________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _________________

Central Index Key Number of underwriter (if applicable): _________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

ByzFunder NY LLC (“ByzFunder”) has no repurchase demand activity to report for the quarterly period ended June 30, 2026, with respect to the assets it sold to ByzFunder Asset Securitization I, LLC, which ByzFunder has indicated by checking the appropriate box on the cover page of this Form ABS -15G.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 11, 2026

ByzFunder NY LLC, as Securitizer

By:	/s/ Ilya Fridman
Name:	Ilya Fridman
Title:	Chief Executive Officer

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